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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES



		Investment Company Act file number 811-05516

                          Pioneer America Income Trust
               (Exact name of registrant as specified in charter)


                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)


            Dorothy E. Bourassa, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)


Registrant's telephone number, including area code:  (617) 742-7825


Date of fiscal year end:  December 31


Date of reporting period:  January 1, 2004 through June 30, 2004


Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.



ITEM 1.REPORTS TO SHAREOWNERS.


                                     PIONEER
                             -----------------------
                                     AMERICA
                                     INCOME
                                      TRUST

                                   Semiannual
                                     Report

                                     6/30/04

[LOGO] PIONEER
Investments(R)

Table of Contents
--------------------------------------------------------------------------------

Letter to Shareowners                         1
Portfolio Summary                             2
Performance Update                            3
Portfolio Management Discussion               7
Schedule of Investments                      10
Financial Statements                         13
Notes to Financial Statements                21
The Pioneer Family of Mutual Funds           26
Trustees, Officers and Service Providers     27

Pioneer America Income Trust

--------------------------------------------------------------------------------
LETTER TO SHAREOWNERS 6/30/04
--------------------------------------------------------------------------------

Dear Shareowner,
--------------------------------------------------------------------------------

U.S. equity markets traced a jagged course through the first half of the year, ending on June 30 only slightly ahead of where they started. Mid-sized and small-cap indices scored modest gains, while indicators that track large-cap stocks showed even smaller changes. For bond investors, Treasury issues wound up the period with higher yields and lower prices than at year-end. The same was true of corporate issues, whose prices gave ground in the face of rising interest rates, while high-yield bonds, outstanding performers over recent quarters, also cooled off.

Although the economic expansion continued to move ahead, investors were preoccupied with factors that might have undesirable impacts on the economy and the markets. For one thing, the threat of terrorism is never far from our minds. For another, the jump in oil prices, attributed to turmoil in the Mideast and vast demand from China and other developing nations, was a major factor. The cost of gas or oil for heating our homes, and gasoline for our cars is a critical component in household budgets. Industry, too, requires energy, and in many cases petroleum is an essential raw material.

The "jobless" recovery became a job-generating machine for a few months, followed by a brief slump and a partial rebound. But strong boosts in employment quickly triggered fears of economic overheating; too much demand for goods and services, the reasons for aggressive corporate hiring, might trigger inflation. That would lead to higher interest rates that could choke off the recovery by causing consumers and businesses to hold back on outlays. In fact, on June 30, the Federal Reserve Board raised short-term interest rates by one-quarter percentage point, the first hike in four years.

While there may be further increases, they probably will be gradual; the Federal Reserve Board would like to keep the expansion intact while keeping inflation at bay. And even after the Fed's June move, short-term rates remain near the lowest levels many of us have seen. U.S. businesses, which have done massive amounts of cost-cutting in recent years, can readily accommodate somewhat higher borrowing costs. In addition, the federal income tax cuts that have helped bolster growth over the past several quarters remain in place.

More growth choices from Pioneer

The possibility of higher interest rates and the economy's direction could have important implications for the way your portfolio is balanced, so an appointment with your professional financial advisor may well be in order.

When you talk to your advisor, ask to hear about the Pioneer Oak Ridge and Pioneer Papp Funds. These six additions to our product lineup are designed to broaden your opportunities to pursue growth. Please consider the Funds' investment objectives, risks, charges and expenses carefully before investing. The prospectus contains that and other information about the Fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your investment advisor, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

Respectfully,

/s/ Osbert M. Hood

Osbert M. Hood
President
Pioneer Investment Management, Inc.

Any information in this shareholder report regarding market or economic trends or the factors influencing the Fund's historical or future performance are statements of the opinion of Fund management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer America Income Trust

--------------------------------------------------------------------------------
PORTFOLIO SUMMARY 6/30/04
--------------------------------------------------------------------------------

Portfolio Diversification
--------------------------------------------------------------------------------
(As a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.

U.S. Government Agency Obligations      73.6%
U.S. Treasury Obligations               22.3%
Temporary Cash Investment                4.1%

Portfolio Maturity
--------------------------------------------------------------------------------
(Effective life as a percentage of total investment portfolio)

[The following table was depicted as a pie chart in the printed material.

0-1 Years                                3.0%
1-3 Years                               39.3%
3-4 Years                               36.5%
4-6 Years                               11.4%
6-8 Years                                0.6%
8+ Years                                 9.2%

10 Largest Holdings
--------------------------------------------------------------------------------
(As a percentage of debt holdings)

  1.    U.S. Treasury Notes, 6.5%, 2/15/10                             9.10%
  2.    U.S. Treasury Bonds, 7.25%, 5/15/16                            6.27
  3.    Government National Mortgage Association II, 5.5%, 3/20/34     3.23
  4.    U.S. Treasury Notes, 6.375%, 8/15/27                           3.15
  5.    Government National Mortgage Association II, 6.0%, 12/20/33    2.52
  6.    Government National Mortgage Association, 5.5%, 7/15/33        2.16
  7.    Government National Mortgage Association, 6.0%, 11/15/32       2.15
  8.    U.S. Treasury Notes, 4.625%, 5/15/06                           1.83
  9.    Government National Mortgage Association, 5.5%, 5/15/33        1.82
 10.    Government National Mortgage Association II, 5.5%, 2/20/34     1.72

This list excludes money market and derivative instruments. Portfolio holdings will vary for other periods.

Pioneer America Income Trust

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS A SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   6/30/04   12/31/03
                            $9.72     $9.95

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)        Income       Capital Gains   Capital Gains
                          $0.2171           $ -        $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust at public offering price, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

----------------------------------------------
Average Annual Total Returns
(As of June 30, 2004)

              Net Asset    Public Offering
Period          Value          Price*
10 Years         5.97%          5.48%
5 Years          5.64           4.68
1 Year          -0.37          -4.81
----------------------------------------------

* Reflects deduction of the maximum 4.5% sales charge at the beginning of the period and assumes reinvestment of distributions at net asset value.

Value of $10,000 Investment

[The following table was depicted as a pie chart in the printed material.

                                 Lehman Brothers
                                   Fixed-Rate        Lehman Brothers
              Pioneer America    Mortgage-Backed       Government
               Income Trust*    Securities Index       Bond Index
6/94                9550              10000              10000
                    9580              10130              10077
                   11119              11832              11926
6/96               11374              12466              12255
                   12342              13648              13429
6/98               13302              14599              14752
                   12965              14869              14421
6/00               14467              16529              16331
                   15324              17888              17513
6/02               16821              19452              19527
                   17069              20045              19988
6/04               17045              20200              19964

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Prior to May 1, 2003, the Trust's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses, otherwise, returns would have been lower. Expense limitation for the Trust's Class A shares applies proportionately to Class B, C and R shares.

The Lehman Brothers Government Bond Index is an unmanaged measure of the performance of U.S. Treasury debt, all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government. The Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index is an unmanaged index including 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association
(GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). Index returns assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

Pioneer America Income Trust

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS B SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   6/30/04   12/31/03
                            $9.66     $9.89

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)        Income       Capital Gains   Capital Gains
                          $0.1752           $ -        $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

----------------------------------------------
Average Annual Total Returns
(As of June 30, 2004)

                 If           If
Period          Held       Redeemed*
10 Years        5.13%        5.13%
5 Years         4.76         4.60
1 Year         -1.21        -5.00
----------------------------------------------

* Reflects deduction of the maximum applicable contingent deferred sales charge
  (CDSC) at the end of the period and assumes reinvestment of distributions. The maximum CDSC of 4% declines to zero over six years.

Value of $10,000 Investment

[The following table was depicted as a pie chart in the printed material.

                                 Lehman Brothers
                                   Fixed-Rate        Lehman Brothers
              Pioneer America    Mortgage-Backed       Government
               Income Trust*    Securities Index       Bond Index
6/94               10000              10000              10000
                    9991              10130              10077
                   11497              11832              11926
6/96               11680              12466              12255
                   12569              13648              13429
6/98               13459              14599              14752
                   13022              14869              14421
6/00               14413              16529              16331
                   15132              17888              17513
6/02               16467              19452              19527
                   16580              20045              19988
6/04               16487              20200              19964

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Prior to May 1, 2003, the Trust's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses, otherwise, returns would have been lower. Expense limitation for the Trust's Class A shares applies proportionately to Class B, C and R shares.

Index comparisons begin 4/30/94. The Lehman Brothers Government Bond Index is an unmanaged measure of the performance of U.S. Treasury debt, all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government. The Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index is an unmanaged index including 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). Index returns assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

Pioneer America Income Trust

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS C SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   6/30/04   12/31/03
                            $9.69     $9.92

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)        Income       Capital Gains   Capital Gains
                          $0.1801           $ -        $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

----------------------------------------------
Average Annual Total Returns
(As of June 30, 2004)
                       If          If
Period                Held      Redeemed*
Life-of-Class
(1/31/96)             4.35%       4.35%
5 Years               4.82        4.82
1 Year               -1.07       -1.07
----------------------------------------------

* The performance of Class C shares does not reflect the 1% front-end sales charge in effect prior to February 1, 2004. If you paid a 1% sales charge, your returns would be lower than those shown above. Class C shares held for less than 1 year are subject to a 1% contingent deferred sales charge.

Value of $10,000 Investment

[The following table was depicted as a pie chart in the printed material.

                                 Lehman Brothers
                                   Fixed-Rate        Lehman Brothers
              Pioneer America    Mortgage-Backed       Government
               Income Trust*    Securities Index       Bond Index
1/96               10000              10000              10000
                   10104              10457              10214
                   10890              11449              11192
12/98              11663              12247              12295
                   11291              12473              12019
12/00              12479              13866              13611
                   13109              15006              14596
12/02              14279              16317              16274
                   14387              16815              16659
6/04               14313              16945              16638

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

Prior to May 1, 2003, the Trust's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses, otherwise, returns would have been lower. Expense limitation for the Trust's Class A shares applies proportionately to Class B, C and R shares.

The Lehman Brothers Government Bond Index is an unmanaged measure of the performance of U.S. Treasury debt, all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government. The Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index is an unmanaged index including 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association
(GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association (FNMA). Index returns assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

Pioneer America Income Trust

--------------------------------------------------------------------------------
PERFORMANCE UPDATE 6/30/04                                        CLASS R SHARES
--------------------------------------------------------------------------------

Share Prices and Distributions
--------------------------------------------------------------------------------

Net Asset Value per Share   6/30/04   12/31/03
                            $9.82     $10.07

                          Net
Distributions per Share   Investment   Short-Term      Long-Term
(1/1/04 - 6/30/04)        Income       Capital Gains   Capital Gains
                          $0.2196           $ -        $ -

Investment Returns
--------------------------------------------------------------------------------
The mountain chart on the right shows the change in value of a $10,000 investment made in Pioneer America Income Trust, compared to that of the Lehman Brothers Government Bond Index and of the Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index.

----------------------------------------------
Average Annual Total Returns
(As of June 30, 2004)
                If           If
Period         Held       Redeemed*
10 Years       5.56%        5.56%
5 Years        5.35         5.35
1 Year        -0.39        -0.39
----------------------------------------------

All returns reflect reinvestment of distributions at net asset value.

* Reflects deduction of 1% CDSC. Shares sold within 18 months of purchase may be subject to CDSC.

Value of $10,000 Investment

[The following table was depicted as a pie chart in the printed material.

                                 Lehman Brothers
                                   Fixed-Rate        Lehman Brothers
              Pioneer America    Mortgage-Backed       Government
               Income Trust*    Securities Index       Bond Index
6/94               10000              10000              10000
                   10009              10130              10077
                   11558              11832              11926
6/96               11764              12466              12255
                   12701              13648              13429
6/98               13620              14599              14752
                   13210              14869              14421
6/00               14667              16529              16331
                   15457              17888              17513
6/02               16883              19452              19527
                   17227              20045              19988
6/04               17173              20200              19964

Performance data shown represents past performance. Past performance does not guarantee future results. Assumes reinvestment of all distributions at net asset value. Investment return and principal value fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance shown. For performance data that is current to the most recent month-end, please call 1-800-225-6292 or visit our web site www.pioneerfunds.com.

The performance table and graph do not reflect the deduction of taxes that a shareowner would pay on Trust distributions or the redemption of Trust shares.

The performance of Class R shares for the period prior to the commencement of operations of Class R shares on April 1, 2003 is based on the performance of Class A shares, reduced to reflect the higher distribution and service fees of Class R shares. For the period after Aril 1, 2003, the actual performance of Class R shares is reflected, which performance may be influenced by the smaller asset size of Class R shares compared to Class A shares.

Prior to May 1, 2003, the Trust's investment adviser, Pioneer Investment Management, Inc., reduced its management fee and certain other expenses, otherwise, returns would have been lower. Expense limitation for the Trust's Class A shares applies proportionately to Class B, C and R shares.

The Lehman Brothers Government Bond Index is an unmanaged measure of the performance of U.S. Treasury debt, all publicly issued debt of U.S. government agencies and quasi-federal corporations, and corporate debt guaranteed by the U.S. government. The Lehman Brothers Fixed-Rate Mortgage-Backed Securities Index is an unmanaged index including 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association (GNMA), Federal Home Loan Mortgage Corporation (FHLMC) and Federal National Mortgage Association
(FNMA). Index returns assume reinvestment of dividends and, unlike Trust returns, do not reflect any fees, expenses or sales charges. You cannot invest directly in the Indexes.

Pioneer America Income Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04
--------------------------------------------------------------------------------

In an improving economy, uncertainty about rising interest rates dominated market sentiment. As a result, the yields on fixed-income securities declined and then rose, as investors tried to determine when the Federal Reserve would raise interest rates and by how much. In this volatile environment, Pioneer America Income Trust delivered a relatively high level of income to shareholders. In the interview below, Richard Schlanger, a member of the Pioneer fixed-income team, discusses the factors that affected the fixed-income market and the Trust over the past six months.

Q: How did the Trust perform during the six-month period ended June 30, 2004?

A: For the six-month period ended June 30, 2004, Class A shares of Pioneer
   America Income Trust produced a total return of -0.14% at net asset value. The Trust performed in line with the Lehman Brothers Government Bond Index, which returned -0.13% for the same period. It underperformed the Lehman Brothers Fixed-Rate Mortgage-Backed Index, which returned 0.77%. We attribute the Fund's underperformance relative to the Lehman Brothers Fixed-Rate Mortgage-Backed Index to the fact that the index has significant exposure to securities issued by the Federal Home Loan Mortgage Corporation (Freddie Mac) and the Federal National Mortgage Association (Fannie Mae), which outperformed. Because these securities do not have the backing of the full faith and credit of the U.S. Government, we do not invest in them. The Trust outperformed the -0.32% return generated by the General U.S. Government Funds Category of Lipper, Inc., an independent monitor of mutual fund performance. At the end of the period, the 30-day SEC yield for Class A shares was 4.26%.

Q: What was the investment environment like during the period?

A: For the first three months of 2004, concerns about geopolitical issues and the "jobless" economic recovery kept interest rates at 45-year lows. When we moved into the second calendar quarter of 2004, however, the employment picture changed dramatically. Several hundred thousand jobs were added to the economy in April and May, leading to concerns about accelerating inflation, the pace of Federal Reserve tightening and higher interest rates. In

Pioneer America Income Trust

--------------------------------------------------------------------------------
PORTFOLIO MANAGEMENT DISCUSSION 6/30/04                              (continued)
--------------------------------------------------------------------------------

   this environment, market interest rates rose, causing the yield curve to flatten. (The yield curve shows the relationship between bond yields and maturity lengths.) Normally, the yield curve is positively sloped, with yields on long-term bonds exceeding those on short-term bonds. The yield curve flattens when yields on short-term bonds rise more than those on long-term bonds, as was the case during the period. As interest rates rose, bond yields went up and prices declined.

Q: What investment strategies contributed to performance?

A: Nearly 75% of net assets were invested in mortgage-backed securities issued by the Government National Mortgage Association (GNMA), which are backed by the full faith and credit of the U.S. government. (A full faith and credit backing applies to underlying Trust securities, not to Trust shares.) Because GNMA securities outperformed Treasuries, the Trust's focus on mortgages relative to the benchmark was the biggest aid to total return. In the volatile interest-rate environment, we were concerned about the prepayment risk that is associated with mortgage-backed securities. When interest rates decline, homeowners often "prepay" their existing mortgages and refinance their homes at a lower rate. Significant prepayment activity can result in declining yields and share prices in portfolios with investments in mortgages. To mitigate this risk, we selected mortgages that had lower weighted average coupon (stated rate of interest) rates, which we believe are less likely to be prepaid.

Q: What investment strategies detracted from performance?

A: Nearly 25% of the portfolio was invested in Treasury securities with predominantly short- and intermediate-term maturities. As yields on securities in these maturity ranges moved higher, their prices declined. As a result, the Trust's exposure to bonds in the middle of the yield curve held back results.

Q: What is your outlook over the next several months?

A: We believe the economy is on a sustained path for improvement and are concerned that the seeds for higher inflation are being

Pioneer America Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   planted. The Federal Reserve raised interest rates by 0.25% on June 30 and is likely to continue doing so at a measured pace over the next two years. As interest rates move higher, we will consider using a barbell strategy in managing the Treasury portion of the Trust - that is, we may sell some of our intermediate-term holdings and add securities in the one-to-two-year range and in the 20 plus-year range. With this approach, the Trust should benefit from the higher yields that long-term bonds provide and from the relative price stability of short-term securities. We will also seek mortgage-backed securities that are selling at a discount and that can provide the Trust with relatively high yields as well as the potential for price appreciation.

   Any information in this shareholder report regarding market or economic trends or the factors influencing the Trust's historical or future performance are statements of the opinion of Trust management as of the date of this report. These statements should not be relied upon for any other purposes. Past performance is no guarantee of future results, and there is no guarantee that market forecasts discussed will be realized.

Pioneer America Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

  Principal
     Amount                                                                Value
                 U.S. TREASURY OBLIGATIONS - 22.5%
$10,270,000      U.S. Treasury Bonds, 7.25%, 5/15/16                $ 12,415,865
  3,500,000      U.S. Treasury Notes, 4.625%, 5/15/06                  3,624,005
  1,200,000      U.S. Treasury Notes, 4.75%, 5/15/14                   1,212,516
  1,100,000      U.S. Treasury Notes, 6.25%, 2/15/07                   1,188,688
  5,525,000      U.S. Treasury Notes, 6.38%, 8/15/27                   6,236,128
 16,000,000      U.S. Treasury Notes, 6.5%, 2/15/10                   18,028,752
  3,000,000      U.S. Treasury Notes, 6.63%, 5/15/07                   3,284,883
                                                                    ------------
                 TOTAL U.S. TREASURY OBLIGATIONS
                 (Cost $46,852,643)                                 $ 45,990,837
                                                                    ------------
                 U.S. GOVERNMENT AGENCY OBLIGATIONS - 74.3%
  2,000,000      Government National Mortgage Association, 4.5%,
                 TBA 30 YRS                                         $  1,877,500
  2,493,121      Government National Mortgage Association, 4.5%,
                 6/15/34 - 8/15/33                                     2,346,156
  2,876,943      Government National Mortgage Association, 5.0%,
                 12/20/18 - 2/15/19                                    2,901,067
  6,177,211      Government National Mortgage Association, 5.5%,
                 6/15/18 - 5/15/33                                     6,211,142
  9,281,757      Government National Mortgage Association, 5.5%,
                 7/15/33 - 9/15/33                                     9,291,232
  1,835,731      Government National Mortgage Association, 5.5%,
                 10/15/33                                              1,837,501
  9,765,136      Government National Mortgage Association, 6.0%,
                 5/15/17 - 10/15/32                                   10,054,481
  8,553,785      Government National Mortgage Association, 6.0%,
                 10/15/32 - 11/15/32                                   8,794,740
  9,841,681      Government National Mortgage Association, 6.0%,
                 11/15/32 - 12/15/32                                  10,124,402
  9,284,399      Government National Mortgage Association, 6.0%,
                 12/15/32 - 1/15/33                                    9,549,750
  9,792,202      Government National Mortgage Association, 6.0%,
                 1/20/33 - 4/15/33                                    10,049,439
  6,448,215      Government National Mortgage Association, 6.0%,
                 4/15/33 - 11/15/33                                    6,626,287
  8,719,060      Government National Mortgage Association, 6.5%,
                 4/15/17 - 1/15/32                                     9,133,509
  8,931,400      Government National Mortgage Association, 6.5%,
                 1/15/32 - 6/15/32                                     9,359,401
  7,524,420      Government National Mortgage Association, 6.5%,
                 7/15/32 - 10/15/33                                    7,876,412


10  The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

  Principal
     Amount                                                                Value
                 U.S. GOVERNMENT AGENCY OBLIGATIONS (continued)
$ 7,774,972      Government National Mortgage Association, 7.0%,
                 10/15/16 - 4/15/32                                 $  8,275,747
  2,888,810      Government National Mortgage Association, 7.5%,
                 2/15/27 - 11/15/32                                    3,116,125
    111,416      Government National Mortgage Association, 8.5%,
                 7/15/24                                                 123,673
     28,547      Government National Mortgage Association, 9.0%,
                 9/15/16 - 4/15/20                                        32,127
    174,581      Government National Mortgage Association,
                 10.0%, 11/15/18 - 3/15/20                               195,257
  1,194,397      Government National Mortgage Association I,
                 6.5%, 11/15/31 - 9/15/32                              1,249,559
    867,260      Government National Mortgage Association I,
                 7.0%, 12/15/30                                          922,378
    335,357      Government National Mortgage Association I,
                 7.5%, 8/15/23                                           358,134
    967,038      Government National Mortgage Association II,
                 5.0%, 2/20/19                                           972,875
  9,814,997      Government National Mortgage Association II,
                 5.5%, 2/20/34 - 3/20/34                               9,806,821
  6,697,233      Government National Mortgage Association II,
                 6.0%, 7/20/17 - 11/20/33                              6,892,775
  5,866,983      Government National Mortgage Association II,
                 6.0%, 12/20/33 - 6/20/34                              6,014,915
  6,159,681      Government National Mortgage Association II,
                 6.5%, 8/20/28 - 3/20/34                               6,432,532
    822,852      Government National Mortgage Association II,
                 7.0%, 12/20/08 - 7/20/31                                874,158
    324,232      Government National Mortgage Association II,
                 7.49%, 10/20/22                                         351,105
    212,396      Government National Mortgage Association II,
                 7.5%, 2/12/30 - 12/20/30                                228,973
     10,464      Government National Mortgage Association II,
                 8.0%, 5/20/25 - 3/20/30                                  11,433
    242,738      Government National Mortgage Association II,
                 9.0%, 9/20/21 - 11/20/24                                272,342
      3,103      Government National Mortgage Association II,
                 10.0%, 1/20/06                                            3,274
                                                                    ------------
                 TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                 (Cost $152,406,320)                                $152,167,222
                                                                    ------------


  The accompanying notes are an integral part of these financial statements.  11

Pioneer America Income Trust

--------------------------------------------------------------------------------
SCHEDULE OF INVESTMENTS 6/30/04 (unaudited)                          (continued)
--------------------------------------------------------------------------------

  Principal
     Amount                                                                  Value
                 TEMPORARY CASH INVESTMENT - 4.1%
                 Repurchase Agreement - 4.1%
$ 8,500,000      UBS Warburg, 1.25%, dated 6/30/04, repurchase
                 price of $8,500,000 plus accrued interest on
                 7/1/04, collaterized by $8,733,000 U.S. Treasury
                 Bonds, 5.875%, 11/15/2005                            $  8,500,000
                                                                      ------------
                 TOTAL TEMPORARY CASH INVESTMENT
                 (Cost $8,500,000)                                    $  8,500,000
                                                                      ------------
                 TOTAL INVESTMENT IN SECURITIES - 100.9%
                 (Cost $207,758,963)(a)(b)(c)(d)                      $206,658,059
                                                                      ------------
                 OTHER ASSETS AND LIABILITIES - (0.9)%                $ (1,921,784)
                                                                      ------------
                 TOTAL NET ASSETS - 100.0%                            $204,736,275
                                                                      ============

Note: The Trust's investments in mortgage-backed securities of the Government
      National Mortgage Association (GNMA) are interests in separate pools of mortgages. All separate investments in this issuer which have the same coupon rate have been aggregated for the purpose of presenta- tion in this schedule of investments.

  (a) At June 30, 2004 the net unrealized loss on investments based on cost for federal income tax purposes of $207,884,225 was as follows:

      Aggregate gross unrealized gain for all investments in which there is an
        excess of value over tax cost                                                   $ 1,473,823
      Aggregate gross unrealized loss for all investments in which there is an
        excess of tax cost over value                                                    (2,699,989)
                                                                                        -----------
      Net unrealized loss                                                               ($1,226,166)
                                                                                        ===========

  (b) At December 31, 2003, the Trust had a net capital loss carryforward of $7,139,642, of which the following amounts will expire between 2004 and 2011, if not utilized.
        $1,540,059 in 2004
        $2,049,267 in 2007
        $1,526,846 in 2008
        $2,023,470 in 2011

  (c) The Fund has elected to defer approximately $516,281 of currency losses recognized between December 1, 2003 and December 31, 2003 to its fiscal year ending December 31, 2004.

  (d) TBA (To Be Assigned) securities are purchased on a forward commitment basis with an approxi- mate (generally plus/minus 2.5%) principal and no definite maturity date period. The actual prin- cipal amount and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

Purchases and sales of securities (excluding temporary cash investments) for the six months ended June 30, 2004 aggregated $34,676,666 and $75,963,165 respectively.


12  The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust

--------------------------------------------------------------------------------
STATEMENT OF ASSETS AND LIABILITIES 6/30/04 (unaudited)
--------------------------------------------------------------------------------

ASSETS:
  Investment in securities, at value (cost $207,758,963)      $206,658,059
  Cash                                                              95,065
  Receivables -
   Fund shares sold                                                166,159
   Interest                                                      1,440,891
  Other                                                                491
                                                              ------------
     Total assets                                             $208,360,665
                                                              ------------
LIABILITIES:
  Payables -
   Investment securities purchased                            $  2,787,110
   Fund shares repurchased                                         333,575
   Dividends                                                       138,643
  Due to affiliates                                                304,118
  Accrued expenses                                                  60,944
                                                              ------------
     Total liabilities                                        $  3,624,390
                                                              ------------
NET ASSETS:
  Paid-in capital                                             $216,568,161
  Accumulated net investment loss                               (1,500,795)
  Accumulated net realized loss on investments                  (9,230,187)
  Net unrealized loss on investments                            (1,100,904)
                                                              ------------
     Total net assets                                         $204,736,275
                                                              ============
NET ASSET VALUE PER SHARE:
(No par value, unlimited number of shares authorized)
  Class A (based on $129,464,679/13,322,479 shares)           $       9.72
                                                              ============
  Class B (based on $44,299,896/4,585,782 shares)             $       9.66
                                                              ============
  Class C (based on $30,487,100/3,147,571 shares)             $       9.69
                                                              ============
  Class R (based on $484,600/49,339 shares)                   $       9.82
                                                              ============
MAXIMUM OFFERING PRICE:
  Class A ($9.72 [divided by] 95.5%)                          $      10.18
                                                              ============
  Class C ($9.69 [divided by] 99.0%)                          $       9.79
                                                              ============


  The accompanying notes are an integral part of these financial statements.  13

Pioneer America Income Trust

--------------------------------------------------------------------------------
STATEMENT OF OPERATIONS (unaudited)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04

INVESTMENT INCOME:
  Interest                                                                $ 5,784,907
                                                                          -----------
EXPENSES:
  Management fees                                           $554,564
  Transfer agent fees
   Class A                                                   208,132
   Class B                                                    93,359
   Class C                                                    60,175
   Class R                                                       147
  Distribution fees
   Class A                                                   174,403
   Class B                                                   243,180
   Class C                                                   165,885
   Class R                                                     1,225
  Administrative fees                                         23,252
  Custodian fees                                              10,488
  Registration fees                                           59,692
  Professional fees                                           16,746
  Printing                                                    12,204
  Fees and expenses of nonaffiliated trustees                  3,015
  Miscellaneous                                                5,722
                                                            --------
     Total expenses                                                       $ 1,632,189
                                                                          -----------
     Less fees paid indirectly                                            $    (1,928)
                                                                          -----------
     Net expenses                                                         $ 1,630,261
                                                                          -----------
       Net investment income                                              $ 4,154,646
                                                                          -----------
REALIZED AND UNREALIZED LOSS ON INVESTMENTS:
  Net realized loss on investments                                        $(1,472,243)
                                                                          -----------
  Change in net unrealized loss on investments                            $(3,278,405)
                                                                          -----------
   Net loss on investments                                                $(4,750,648)
                                                                          -----------
   Net decrease in net assets resulting from operations                   $  (596,002)
                                                                          ===========


14  The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                                         Six Months
                                                            Ended
                                                           6/30/04           Year Ended
                                                         (unaudited)          12/31/03
FROM OPERATIONS:
Net investment income                                   $  4,154,646        $  7,253,361
Net realized gain (loss) on investments                   (1,472,243)          1,554,904
Change in net unrealized gain (loss) on investments       (3,278,405)         (6,064,242)
                                                        ------------        ------------
  Net increase (decrease) in net assets resulting
     from operations                                    $   (596,002)       $  2,744,023
                                                        ------------        ------------
DISTRIBUTIONS TO SHAREOWNERS:
Net investment income:
  Class A ($0.22 and $0.47 per share, respectively)     $ (3,088,514)       $ (7,744,965)
  Class B ($0.18 and $0.38 per share, respectively)         (875,402)         (2,415,765)
  Class C ($0.18 and $0.40 per share, respectively)         (612,732)         (1,646,030)
  Class R ($0.22 and $0.32 per share, respectively)          (10,805)             (3,517)
                                                        ------------        ------------
       Total distributions to shareowners               $ (4,587,453)       $(11,810,277)
                                                        ------------        ------------
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sale of shares                        $ 26,661,769        $182,396,793
Reinvestment of distributions                              3,494,276           8,650,754
Cost of shares repurchased                               (67,261,921)       (204,620,502)
                                                        ------------        ------------
  Net decrease in net assets resulting from Fund
     share transactions                                 $(37,105,876)       $(13,572,955)
                                                        ------------        ------------
  Net decrease in net assets                            $(42,289,331)       $(22,639,209)
NET ASSETS:
Beginning of period                                      247,025,606         269,664,815
                                                        ------------        ------------
End of period (including accumulated net
  investment loss of ($1,500,795) and
  ($1,067,988), respectively)                           $204,736,275        $247,025,606
                                                        ------------        ------------


  The accompanying notes are an integral part of these financial statements.  15

Pioneer America Income Trust

--------------------------------------------------------------------------------
STATEMENTS OF CHANGES IN NET ASSETS                                  (continued)
--------------------------------------------------------------------------------
For the Six Months Ended 6/30/04 and the Year Ended 12/31/03

                                     '04 Shares      '04 Amount
                                     (unaudited)     (unaudited)        '03 Shares         '03 Amount
CLASS A
Shares sold                           1,283,570     $ 12,703,560        11,111,851        $113,426,133
Reinvestment of distributions           257,959        2,543,225           594,445           6,002,597
Less shares repurchased              (3,687,153)     (36,457,000)      (12,248,450)       (124,349,426)
                                     ----------     ------------       -----------        ------------
  Net decrease                       (2,145,624)    $(21,210,215)         (542,154)       $ (4,920,696)
                                     ==========     ============       ===========        ============
CLASS B
Shares sold                             595,164     $  5,830,007         3,183,952        $ 32,226,735
Reinvestment of distributions            60,794          595,722           162,736           1,634,160
Less shares repurchased              (1,660,730)     (16,307,281)       (4,323,064)        (43,493,823)
                                     ----------     ------------       -----------        ------------
  Net decrease                       (1,004,772)    $ (9,881,552)         (976,376)       $ (9,632,928)
                                     ==========     ============       ===========        ============
CLASS C
Shares sold                             787,576     $  7,748,775         3,578,490        $ 36,404,685
Reinvestment of distributions            35,089          344,984           100,303           1,010,487
Less shares repurchased              (1,449,857)     (14,277,351)       (3,640,601)        (36,765,189)
                                     ----------     ------------       -----------        ------------
  Net increase (decrease)              (627,192)    $ (6,183,592)           38,192        $    649,983
                                     ==========     ============       ===========        ============
CLASS R (a)
Shares sold                              37,588     $    379,427            33,479        $    339,240
Reinvestment of distributions             1,038           10,345               348               3,510
Less shares repurchased                 (21,919)        (220,289)           (1,195)            (12,064)
                                     ----------     ------------       -----------        ------------
  Net increase                           16,707     $    169,483            32,632        $    330,686
                                     ==========     ============       ===========        ============

(a) Class R shares were first publicly offered on April 1, 2003.


16  The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       Six Months
                                                                          Ended
                                                                         6/30/04       Year Ended    Year Ended
                                                                       (unaudited)      12/31/03      12/31/02
CLASS A
Net asset value, beginning of period                                     $  9.95        $  10.27      $   9.79
                                                                         -------        --------      --------
Increase from investment operations:
 Net investment income                                                   $  0.19        $   0.28      $   0.40
 Net realized and unrealized gain (loss) on investments                    (0.20)          (0.13)         0.54
                                                                         -------        --------      --------
   Net increase (decrease) from investment operations                    $ (0.01)       $   0.15      $   0.94
Distributions to shareowners:
 Net investment income                                                     (0.22)          (0.47)        (0.46)
 Net realized gain                                                             -               -             -
                                                                         -------        --------      --------
Net increase (decrease) in net asset value                               $ (0.23)       $  (0.32)     $   0.48
                                                                         -------        --------      --------
Net asset value, end of period                                           $  9.72        $   9.95      $  10.27
                                                                         =======        ========      ========
Total return*                                                              (0.14)%          1.47%         9.78%
Ratio of net expenses to average net assets+                                1.17%**         1.10%         1.00%
Ratio of net investment income to average net assets+                       4.05%**         2.85%         4.17%
Portfolio turnover rate                                                       32%**           66%           76%
Net assets, end of period (in thousands)                                 $129,465       $153,939      $164,393
Ratios with no waiver of management fees by PIM and no reductions for fees paid indirectly:
 Net expenses                                                               1.17%**         1.12%         1.08%
 Net investment income                                                      4.05%**         2.83%         4.09%
Ratios with waiver of management fees by PIM and reductions for fees paid indirectly:
 Net expenses                                                               1.17%**         1.10%         1.00%
 Net investment income                                                      4.05%**         2.85%         4.18%

                                                                        Year Ended   Year Ended    Year Ended
                                                                       12/31/01(a)    12/31/00      12/31/99
CLASS A
Net asset value, beginning of period                                    $   9.76      $  9.30       $ 10.10
                                                                        --------      -------       -------
Increase from investment operations:
 Net investment income                                                  $   0.52      $  0.58       $  0.55
 Net realized and unrealized gain (loss) on investments                     0.05         0.46         (0.80)
                                                                        --------      -------       -------
   Net increase (decrease) from investment operations                   $   0.57      $  1.04       $ (0.25)
Distributions to shareowners:
 Net investment income                                                     (0.51)       (0.58)        (0.55)
 Net realized gain                                                         (0.03)           -             -
                                                                        --------      -------       -------
Net increase (decrease) in net asset value                              $   0.03      $  0.46       $ (0.80)
                                                                        --------      -------       -------
Net asset value, end of period                                          $   9.79      $  9.76       $  9.30
                                                                        ========      =======       =======
Total return*                                                               5.92%       11.58%        (2.52)%
Ratio of net expenses to average net assets+                                1.01%        1.04%         1.01%
Ratio of net investment income to average net assets+                       5.14%        6.09%         5.63%
Portfolio turnover rate                                                       72%          56%           72%
Net assets, end of period (in thousands)                                $115,998      $96,068       $111,262
Ratios with no waiver of management fees by PIM and no reductions for fees paid indirectly:
 Net expenses                                                               1.12%        1.16%         1.14%
 Net investment income                                                      5.03%        5.97%         5.50%
Ratios with waiver of management fees by PIM and reductions for fees paid indirectly:
 Net expenses                                                               1.00%        1.00%         1.00%
 Net investment income                                                      5.15%        6.13%         5.64%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.
(a) On January 1,2001, the Trust began accreting discounts and amortizing premiums on debt securities. The effect of this charges for the year ended December 31, 2001, was to decrease net investment income by $0.02 per share, increase net realized and unrealized gain (loss) by $0.02 per share and decrease the ratio of net investment income to average net assets assuming waiver of management fees by PIM and reduction for fees paid indirectly from 5.35% to 5.15%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.


  The accompanying notes are an integral part of these financial statements.  17

Pioneer America Income Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                       Six Months
                                                                          Ended
                                                                         6/30/04     Year Ended    Year Ended
                                                                       (unaudited)    12/31/03      12/31/02
CLASS B
Net asset value, beginning of period                                     $  9.89       $ 10.20       $  9.76
                                                                         -------       -------       -------
Increase (decrease) from investment operations:
 Net investment income                                                   $  0.15       $  0.19       $  0.34
 Net realized and unrealized gain (loss) on investments                    (0.20)        (0.12)         0.50
                                                                         -------       -------       -------
   Net increase (decrease) from investment operations                    $ (0.05)      $  0.07       $  0.84
Distributions to shareowners:
 Net investment income                                                     (0.18)        (0.38)        (0.40)
 Net realized gain                                                             -             -             -
                                                                         -------       -------       -------
Net increase (decrease) in net asset value                               $ (0.23)      $ (0.31)      $  0.44
                                                                         -------       -------       -------
Net asset value, end of period                                           $  9.66       $  9.89       $ 10.20
                                                                         =======       =======       =======
Total return*                                                              (0.56)%        0.69%         8.82%
Ratio of net expenses to average net assets+                                2.00%**       1.94%         1.80%
Ratio of net investment inome to average net assets+                        3.22%**       2.02%         3.26%
Portfolio turnover rate                                                       32%**         66%           76%
Net assets, end of period (in thousands)                                 $44,300       $55,302       $67,013
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                               2.00%**       1.96%         1.88%
 Net investment income                                                      3.22%**       2.00%         3.19%
Ratios with waiver of management fees by PIM and reductions for fees paid indirectly:
 Net expenses                                                               2.00%**       1.94%         1.79%
 Net investment income                                                      3.22%**       2.02%         3.27%

                                                                         Year Ended   Year Ended   Year Ended
                                                                        12/31/01(a)    12/31/00     12/31/99
CLASS B
Net asset value, beginning of period                                      $  9.74      $  9.28      $ 10.07
                                                                          -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                                    $  0.44      $  0.50      $  0.47
 Net realized and unrealized gain (loss) on investments                      0.04         0.46        (0.79)
                                                                          -------      -------      -------
   Net increase (decrease) from investment operations                     $  0.48      $  0.96      $ (0.32)
Distributions to shareowners:
 Net investment income                                                      (0.42)       (0.50)       (0.47)
 Net realized gain                                                          (0.04)           -            -
                                                                          -------      -------      -------
Net increase (decrease) in net asset value                                $  0.02      $  0.46      $ (0.79)
                                                                          -------      -------      -------
Net asset value, end of period                                            $  9.76      $  9.74      $  9.28
                                                                          =======      =======      =======
Total return*                                                                4.99%       10.68%       (3.24)%
Ratio of net expenses to average net assets+                                 1.95%        1.85%        1.78%
Ratio of net investment inome to average net assets+                         4.18%        5.29%        4.87%
Portfolio turnover rate                                                        72%          56%          72%
Net assets, end of period (in thousands)                                  $25,008      $16,889      $19,695
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                                2.06%        1.98%        1.91%
 Net investment income                                                       4.07%        5.16%        4.74%
Ratios with waiver of management fees by PIM and reductions for fees paid indirectly:
 Net expenses                                                                1.93%        1.83%        1.76%
 Net investment income                                                       4.20%        5.31%        4.89%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.
(a) On January 1,2001, the Trust began accreting discounts and amortizing premiums on debt securities. The effect of this charges for the year ended December 31, 2001, was to decrease net investment income by $0.02 per share, increase net realized and unrealized gain (loss) by $0.02 per share and decrease the ratio of net investment income to average net assets assuming waiver of management fees by PIM and reduction for fees paid indirectly from 4.36% to 4.20%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.


18  The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                                   Six Months
                                                                      Ended
                                                                     6/30/04     Year Ended     Year Ended
                                                                   (unaudited)    12/31/03       12/31/02
CLASS C
Net asset value, beginning of period                                 $  9.92       $ 10.24        $  9.79
                                                                     -------       -------        -------
Increase (decrease) from investment operations:
 Net investment income                                               $  0.15       $  0.21        $  0.36
 Net realized and unrealized gain (loss) on investments                (0.20)        (0.13)          0.50
                                                                     -------       -------        -------
   Net increase (decrease) from investment operations                $ (0.05)      $  0.08        $  0.86
Distributions to shareowners:
 Net investment income                                                 (0.18)        (0.40)         (0.41)
 Net realized gain                                                         -             -              -
                                                                     -------       -------        -------
Net increase (decrease) in net asset value                           $ (0.23)      $ (0.32)       $  0.45
                                                                     -------       -------        -------
Net asset value, end of period                                       $  9.69       $  9.92        $ 10.24
                                                                     =======       =======        =======
Total return*                                                          (0.52)%        0.75%          8.93%
Ratio of net expenses to average net assets+                            1.98%**       1.81%          1.77%
Ratio of net investment income to average net assets+                   3.24%**       2.14%          3.16%
Portfolio turnover rate                                                   32%**         66%            76%
Net assets, end of period (in thousands)                             $30,487       $37,456        $38,258
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                           1.98%**       1.83%          1.84%
 Net investment income                                                  3.24%**       2.12%          3.08%
Ratios with waiver of management fees by PIM and reductions
 for fees paid indirectly:
 Net expenses                                                           1.98%**       1.81%          1.76%
 Net investment income                                                  3.24%**       2.14%          3.16%

                                                                   Year Ended   Year Ended   Year Ended
                                                                  12/31/01(a)    12/31/00     12/31/99
CLASS C
Net asset value, beginning of period                                $  9.74      $  9.28      $ 10.07
                                                                    -------      -------      -------
Increase (decrease) from investment operations:
 Net investment income                                              $  0.46      $  0.49      $  0.47
 Net realized and unrealized gain (loss) on investments                0.03         0.46        (0.79)
                                                                    -------      -------      -------
   Net increase (decrease) from investment operations               $  0.49      $  0.95      $ (0.32)
Distributions to shareowners:
 Net investment income                                                (0.43)       (0.49)       (0.47)
 Net realized gain                                                    (0.01)           -            -
                                                                    -------      -------      -------
Net increase (decrease) in net asset value                          $  0.05      $  0.46      $ (0.79)
                                                                    -------      -------      -------
Net asset value, end of period                                      $  9.79      $  9.74      $  9.28
                                                                    =======      =======      =======
Total return*                                                          5.05%       10.52%       (3.19)%
Ratio of net expenses to average net assets+                           1.84%        2.02%        1.73%
Ratio of net investment income to average net assets+                  4.22%        5.14%        4.88%
Portfolio turnover rate                                                  72%          56%          72%
Net assets, end of period (in thousands)                            $ 6,776      $ 3,221      $ 5,632
Ratios with no waiver of management fees by PIM and no reduction for fees paid indirectly:
 Net expenses                                                          1.95%        2.15%        1.85%
 Net investment income                                                 4.11%        5.01%        4.76%
Ratios with waiver of management fees by PIM and reductions
 for fees paid indirectly:
 Net expenses                                                          1.81%        1.97%        1.70%
 Net investment income                                                 4.25%        5.19%        4.91%

* Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period, and no sales charges. Total return would be reduced if sales charges were taken into account.
**  Annualized
+   Ratio with no reduction for fees paid indirectly.
(a) On January 1,2001, the Trust began accreting discounts and amortizing premiums on debt securities. The effect of this changes for the year ended December 31, 2001, was to decrease net investment income by $0.01 per share, increase net realized and unrealized gain (loss) by $0.01 per share and decrease the ratio of net investment income to average net assets assuming waiver of management fees by PIM and reduction for fees paid indirectly from 4.42% to 4.25%. Per share ratios and supplemental data for periods prior to January 1, 2001, have not been restated to reflect this change in presentation.


  The accompanying notes are an integral part of these financial statements.  19

Pioneer America Income Trust

--------------------------------------------------------------------------------
FINANCIAL HIGHLIGHTS
--------------------------------------------------------------------------------

                                                          Six Months
                                                            Ended          4/1/03 (a)
                                                           6/30/04             to
CLASS R                                                  (unaudited)        12/31/03
Net asset value, beginning of period                       $ 10.07          $ 10.31
                                                           -------          -------
Increase (decrease) from investment operations:
  Net investment income                                    $  0.22          $  0.25
  Net realized and unrealized loss on investments            (0.25)           (0.17)
                                                           -------          -------
  Net increase (decrease) from investment operations       $ (0.03)         $  0.08
Distributions to shareowners:
  Net investment income                                      (0.22)           (0.32)
                                                           -------          -------
Net decrease in net asset value                            $ (0.25)         $ (0.24)
                                                           -------          -------
Net asset value, end of period                             $  9.82          $ 10.07
                                                           -------          -------
Total return*                                                (0.30)%           0.83%
Ratio of net expenses to average net assets+                  1.18%**          1.08%**
Ratio of net investment income (loss) to average
  net assets+                                                 4.06%**         (2.91)%**
Portfolio turnover rate                                         32%**            66%
Net assets, end of period (in thousands)                   $   485          $   329
Ratios with no waiver of management fees by PIM and
  no reductions for fees paid indirectly:
  Net expenses                                                1.18%**          1.08%**
  Net investment income (loss)                                4.06%**         (2.91)%**
Ratios with waiver of management fees by PIM and
  reductions for fees paid indirectly:
  Net expenses                                                1.18%**          1.08%**
  Net investment income (loss)                                4.06%**         (2.91)%**

(a) Class R shares were first publicly offered on April 1,2003.
* Assumes initial investment at net asset value at the beginning of each period, reinvestment of distributions, and the complete redemption of the investment at net asset value at each end of each period.
**  Annualized.
+   Ratio with no reduction for fees paid indirectly.


20  The accompanying notes are an integral part of these financial statements.

Pioneer America Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)
--------------------------------------------------------------------------------

1. Organization and Significant Accounting Policies

Pioneer America Income Trust (the Trust) is a Massachusetts statutory trust registered under the Investment Company Act of 1940 as a diversified, open-end management investment company. The investment objective of the Trust is to provide a high level of current income consistent with preservation of capital and prudent investment risk.

The Trust offers four classes of shares - Class A, Class B, Class C and Class R shares. Class R shares were first publicly offered on April 1, 2003. Shares of Class A, Class B, Class C and Class R each represent an interest in the same portfolio of investments of the Trust and have equal rights to voting, redemptions, dividends and liquidation, except that each class of shares can bear different transfer agent and distribution fees and has exclusive voting rights with respect to the distribution plans that have been adopted by Class A, Class B, Class C and Class R shareowners, respectively.

The Trust's financial statements have been prepared in conformity with U.S. generally accepted accounting principles that require the management of the Trust to, among other things, make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income, expenses and gains and losses on investments during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Trust, which are in conformity with those generally accepted in the investment company industry:

A. Security Valuation

   Security transactions are recorded as of trade date. Securities are valued at prices supplied by independent pricing services, which consider such factors as Treasury spreads, yields, maturities and ratings. Valuations may be supplemented by dealers and other sources, as required. Securities for which there are no other readily available valuation method are valued at their fair values as determined by, or under the direction of the board of Trustees. Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the underlying monthly pay downs. Securities for which there are no other readily available valuation methods are valued at their fair values as determined by, or

Pioneer America Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

   under the direction of the Board of Trustees. As of June 30, 2004, there were no securities fair valued. All discounts/premiums on debt securities are accreted/amortized for financial reporting purposes. Interest income is recorded on the accrual basis. Temporary cash investments are valued at amortized cost.

   Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.

B. Federal Income Taxes

   It is the Trust's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income and net realized capital gains, if any, to its shareowners. Therefore, no federal income tax provision is required.

   The amount and characterization of distributions to shareowners for financial reporting purposes is determined in accordance with federal income tax rules. Therefore, the source of the Trust's distributions may be shown in the accompanying financial statements as either from net investment income or net realized gain on investment transactions, or from paid-in-capital, depending on the type of book/tax differences that may exist.

   The tax character of current year distributions paid will be determined at the end of the current fiscal year. The tax character of distributions paid during the year ended December 31, 2003 was as follows:

-----------------------------------------------------
                                         2003
-----------------------------------------------------
Distributions paid from:
   Ordinary income                   $11,810,277
   Long-term capital gain                      -
                                     -----------
                                     $11,810,277
   Return of Capital                           -
                                     -----------
   Total                             $11,810,277
                                     ===========
-----------------------------------------------------

   The following shows the components of accumulated losses on a federal income tax basis at December 31, 2003.

Pioneer America Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

-----------------------------------------------------
                                         2003
-----------------------------------------------------
Undistributed ordinary income        $         -
Capital loss carryforward             (7,139,642)
Post October losses deferred            (516,281)
Unrealized appreciation                1,052,239
                                     -----------
Total                                $(6,603,684)
                                     ===========
-----------------------------------------------------

   The difference between book basis and tax-basis unrealized appreciation is primarily attributable to the tax deferral of losses on wash sales and the tax treatment of premium and amortization.

C. Fund Shares

   The Trust records sales and repurchases of its shares as of trade date. Pioneer Funds Distributor, Inc. (PFD), the principal underwriter for the Trust and a wholly owned indirect subsidiary of UniCredito Italiano S.p.A. (UniCredito Italiano), earned $14,343 in underwriting commissions on the sale of Trust shares for the six months ended June 30, 2004.

D. Class Allocations

   Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class B, Class C and Class R shares of the Trust, respectively. Shareowners of each class share all expenses and fees paid to the transfer agent, Pioneer Investment Management Shareholder Services, Inc. (PIMSS), for its services, which are allocated based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 3). Income, common expenses and realized and unrealized gains and losses are calculated at the Trust level and allocated daily to each class of shares based on the respective percentage of adjusted net assets at the beginning of the day.

   The Trust declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareowners are recorded as of the ex-dividend date. Distributions paid by the Trust with respect to each class of shares are calculated in the same manner, at the same time, and in the same amount, except that Class A, Class B, Class C and Class R shares can bear different transfer agent and distribution fees.

Pioneer America Income Trust

--------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS 6/30/04 (unaudited)                    (continued)
--------------------------------------------------------------------------------

E. Repurchase Agreements

   With respect to repurchase agreements entered into by the Trust, the value of the underlying securities (collateral), including accrued interest received from counter parties, is required to be at least equal to or in excess of the value of the repurchase agreement at the time of purchase. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Trust's custodian, or sub custodians. The Trust's investment adviser, Pioneer Investment Management, Inc. (PIM) is responsible for determining that the value of the collateral remains at least equal to the repurchase price.

2. Management Agreement

PIM manages the Trust's portfolio and is a wholly owned indirect subsidiary of UniCredito Italiano. Management fees are calculated daily at the annual rate of 0.50% of the Trust's average daily net assets.

PIM discontinued the Fund's expense limitation on May 1, 2003. Prior to May 1, 2003, PIM had agreed not to impose a portion of its management fee and to assume other operating expenses of the Trust to the extent necessary to limit Class A expenses to 1.00% of the average daily net assets attributable to Class A shares; the portion of the Trust-wide expenses attributable to Class B, Class C and Class R shares were reduced only to the extent that such expenses were reduced for Class A shares.

In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Trust. At June 30, 2004, $98,414 was payable to PIM related to management fees, administrative fees and certain other services, and is included in due to affiliates.

3. Transfer Agent

PIMSS, a wholly owned indirect subsidiary of UniCredito Italiano, provides substantially all transfer agent and shareowner services to the Trust at negotiated rates. Included in due to affiliates is $105,634 in transfer agent fees payable to PIMSS at June 30, 2004.

4. Distribution and Service Plans

The Fund adopted Plans of Distribution with respect to each class of shares (Class A Plan, Class B Plan, Class C Plan, and Class R Plan)

Pioneer America Income Trust

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

in accordance with Rule 12b-1 of the Investment Company Act of 1940. Pursuant to the Class A Plan, the Trust pays PFD a service fee of up to 0.25% of the Fund's average daily net assets attributable to Class A shares in reimbursement of such expenditures to finance activities primarily intended to result in the sale of Class A shares. Pursuant to the Class B Plan and the Class C Plan, the Trust pays PFD 1.00% of the average daily net assets attributable to each class of shares. The fee consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class B and Class C shares. Pursuant to the Class R Plan, the Trust pays PFD 0.50% of the average daily net assets attributable to Class R shares for distribution services. Included in due to affiliates is $100,070 in distribution fees payable to PFD at June 30, 2004. The Trust also has adopted a separate service plan for Class R shares (Service
Plan). The Service Plan authorizes the Trust to pay securities dealers, plan administrators or other services organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Trust a service fee of up to 0.25% of the Trust's daily net assets attributable to Class R shares held by such plans.

In addition, redemptions of each class of shares may be subject to a contingent deferred sales charge (CDSC). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within one year of purchase. Class B shares that are redeemed within six years of purchase are subject to a CDSC at declining rates beginning at 4.00%, based on the lower of cost or market value of shares being redeemed. Redemptions of Class C shares within one year of purchase are subject to a CDSC of 1.00%. Redemptions of Class R shares within 18 months of purchase may be subject to a CDSC of 1.00%. Proceeds from the CDSCs are paid to PFD. For the six months ended June 30, 2003, CDSCs in the amount of $137,671 were paid to PFD.

5. Expense Offset Arrangements

The Trust has entered into certain expense offset arrangements with PIMSS, resulting in a reduction in the Trust's total expenses due to interest earned on cash held by PIMSS. For the six months ended June 30, 2003, the Trust's expenses were reduced by $1,928 under such arrangements.

--------------------------------------------------------------------------------
THE PIONEER FAMILY OF MUTUAL FUNDS
--------------------------------------------------------------------------------

Please consider a fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about a fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, contact your advisor, call 1-800-225-6292 or visit our web site at www.pioneerfunds.com.

   U.S. Equity                          International/Global Equity
   Pioneer Fund                         Pioneer Emerging Markets Fund
   Pioneer Balanced Fund                Pioneer Europe Select Fund
   Pioneer Equity Income Fund           Pioneer Europe Fund
   Pioneer Growth Shares                Pioneer International Equity Fund
   Pioneer Mid Cap Growth Fund          Pioneer International Value Fund
   Pioneer Mid Cap Value Fund
   Pioneer Oak Ridge Large Cap          Fixed Income
    Growth Fund                         Pioneer America Income Trust
   Pioneer Oak Ridge Small Cap          Pioneer Bond Fund
     Growth Fund                        Pioneer Global High Yield Fund
   Pioneer Papp America-Pacific         Pioneer High Yield Fund
     Rim Fund                           Pioneer Strategic Income Fund
   Pioneer Papp Small and Mid Cap       Pioneer Tax Free Income Fund
     Growth Fund
   Pioneer Papp Stock Fund              Money Market
   Pioneer Papp Strategic               Pioneer Cash Reserves Fund**
     Growth Fund
   Pioneer Real Estate Shares
   Pioneer Research Fund*
   Pioneer Small Cap Value Fund
   Pioneer Small Company Fund
   Pioneer Value Fund

* Name change effective December 11, 2003. Formerly known as Pioneer Core Equity Fund.

** An investment in the Fund is not insured or guaranteed by the Federal Deposit
   Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

--------------------------------------------------------------------------------
TRUSTEES, OFFICERS AND SERVICE PROVIDERS
--------------------------------------------------------------------------------

Trustees                                 Officers
John F. Cogan, Jr., Chairman             John F. Cogan, Jr., President
Mary K. Bush                             Osbert M. Hood, Executive
Richard H. Egdahl, M.D.                   Vice President
Margaret B.W. Graham                     Vincent Nave, Treasurer
Osbert M. Hood                           Dorothy E. Bourassa, Secretary
Marguerite A. Piret
Stephen K. West
John Winthrop

Investment Adviser
Pioneer Investment Management, Inc.

Custodian
Brown Brothers Harriman & Co.

Principal Underwriter
Pioneer Funds Distributor, Inc.

Legal Counsel
Wilmer Cutler Pickering Hale and Dorr LLP

Shareowner Services and Transfer Agent
Pioneer Investment Management Shareholder Services, Inc.

Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). This information is also available at pioneerfunds.com.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                           This page for your notes.

--------------------------------------------------------------------------------
HOW TO CONTACT PIONEER
--------------------------------------------------------------------------------

We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.

Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms                                                 1-800-225-6292

FactFoneSM for automated fund yields, prices,
account information and transactions                              1-800-225-4321

Retirement plans information                                      1-800-622-0176

Telecommunications Device for the Deaf (TDD)                      1-800-225-1997

Write to us:

PIMSS, Inc.
P.O. Box 55014
Boston, Massachusetts 02205-5014

Our toll-free fax                                                 1-800-225-4240

Our internet e-mail address                        ask.pioneer@pioneerinvest.com
(for general questions about Pioneer only)

Visit our web site:                                         www.pioneerfunds.com

Please consider the fund's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the fund and should be read carefully before you invest or send money. To obtain a prospectus and for other information on any Pioneer fund, call 1-800-225-6292 or visit our web site www.pioneerfunds.com.



ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term "code of ethics" means written standards that are reasonably designed to deter wrongdoing and to promote:

        (1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

        (2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

        (3) Compliance with applicable governmental laws, rules, and regulations;

        (4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

        (5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant's Internet address and such intention.

Not applicable.

(f) The registrant must:

        (1) File with the Commission, pursuant to Item 10(a), a copy of its code of ethics that applies to the registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR;

        (2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

        (3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made.
	See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant's board of trustees has determined that the registrant either:

    (i) Has at least one audit committee financial expert serving on its audit committee; or

    (ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant's Board of Trustees has determined that the registrant has at least one audit committee financial expert.

    (2) If the registrant provides the disclosure required by paragraph
(a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is "independent." In order to be considered "independent" for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the board of trustees, or any other board committee:

    (i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

    (ii) Be an "interested person" of the investment company as defined in
         Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Ms. Marguerite A. Piret, an independent trustee, is such an audit committee financial expert.

    (3) If the registrant provides the disclosure required by paragraph (a)(1)
(ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through
(c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee's pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

 PIONEER FUNDS
            APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES
                       PROVIDED BY THE INDEPENDENT AUDITOR

                  SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognizes the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Pioneer Investment Management, Inc ("PIM"), the audit committee and the independent auditors.

The Funds recognizes that a Fund's independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund's independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund's independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

                               SECTION II - POLICY

---------------- -------------------------------- -------------------------------------------------
SERVICE           SERVICE CATEGORY DESCRIPTION      SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
CATEGORY
---------------- -------------------------------- -------------------------------------------------
I.  AUDIT        Services that are directly       o Accounting research assistance
SERVICES         related to performing the        o SEC consultation, registration
                 independent audit of the Funds     statements, and reporting
                                                  o Tax accrual related matters
                                                  o Implementation of new accounting
                                                    standards
                                                  o Compliance letters (e.g. rating agency
                                                    letters)
                                                  o Regulatory reviews and assistance
                                                    regarding financial matters
                                                  o Semi-annual reviews (if requested)
                                                  o Comfort letters for closed end
                                                    offerings
---------------- -------------------------------- -------------------------------------------------
II.              Services which are not           o AICPA attest and agreed-upon procedures
AUDIT-RELATED    prohibited under Rule            o Technology control assessments
SERVICES         210.2-01(C)(4) (the "Rule")      o Financial reporting control assessments
                 and are related extensions of    o Enterprise security architecture
                 the audit services support the     assessment
                 audit, or use the
                 knowledge/expertise gained
                 from the audit procedures as a
                 foundation to complete the
                 project.  In most cases, if
                 the Audit-Related Services are
                 not performed by the Audit
                 firm, the scope of the Audit
                 Services would likely
                 increase.  The Services are
                 typically well-defined and
                 governed by accounting
                 professional standards (AICPA,
                 SEC, etc.)
---------------- -------------------------------- -------------------------------------------------
 ------------------------------------- ------------------------------------
   AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                REPORTING POLICY
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the audit period for all          services and related fees
   pre-approved specific service         reported at each regularly
   subcategories.  Approval of the       scheduled Audit Committee
   independent auditors as               meeting.
   auditors for a Fund shall
   constitute pre approval for
   these services.
 ------------------------------------- ------------------------------------
 o "One-time" pre-approval             o A summary of all such
   for the fund fiscal year within       services and related fees
   a specified dollar limit              (including comparison to
   for all pre-approved                  specified dollar limits)
   specific service subcategories        reported quarterly.

 o Specific approval is
   needed to exceed the
   pre-approved dollar limit for
   these services (see general
   Audit Committee approval policy
   below for details on obtaining
   specific approvals)

 o Specific approval is
   needed to use the Fund's
   auditors for Audit-Related
   Services not denoted as
   "pre-approved", or
   to add a specific service
   subcategory as "pre-approved"
 ------------------------------------- ------------------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
III. TAX SERVICES       Services which are not      o Tax planning and support
                        prohibited by the Rule,     o Tax controversy assistance
                        if an officer of the Fund   o Tax compliance, tax returns, excise
                        determines that using the     tax returns and support
                        Fund's auditor to provide   o Tax opinions
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption, or
                        the ability to maintain a
                        desired level of
                        confidentiality.
----------------------- --------------------------- -----------------------------------------------

------------------------------------- -------------------------
  AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                          REPORTING POLICY
------------------------------------- -------------------------
------------------------------------- -------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal  year             all such services and
  within a specified dollar limit       related fees
  				        (including comparison
  			                to specified dollar
  			                limits) reported
  			                quarterly.

o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for tax services not
  denoted as pre-approved, or to add a specific
  service subcategory as
  "pre-approved"
------------------------------------- -------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- --------------------------- -----------------------------------------------
   SERVICE CATEGORY          SERVICE CATEGORY        SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
                               DESCRIPTION
----------------------- --------------------------- -----------------------------------------------
IV.  OTHER SERVICES     Services which are not      o Business Risk Management support
                        prohibited by the Rule,     o Other control and regulatory
A. SYNERGISTIC,         if an officer of the Fund     compliance projects
UNIQUE QUALIFICATIONS   determines that using the
                        Fund's auditor to provide
                        these services creates
                        significant synergy in
                        the form of efficiency,
                        minimized disruption,
                        the ability to maintain a
                        desired level of
                        confidentiality, or where
                        the Fund's auditors
                        posses unique or superior
                        qualifications to provide
                        these services, resulting
                        in superior value and
                        results for the Fund.
----------------------- --------------------------- -----------------------------------------------
--------------------------------------- ------------------------
    AUDIT COMMITTEE APPROVAL POLICY         AUDIT COMMITTEE
                                            REPORTING POLICY
------------------------------------- --------------------------
o "One-time" pre-approval             o A summary of
  for the fund fiscal year within       all such services and
  a specified dollar limit              related fees
  			               (including comparison
  			                to specified dollar
  				        limits) reported
                                        quarterly.
o Specific approval is
  needed to exceed the
  pre-approved dollar limits for
  these services (see general
  Audit Committee approval policy
  below for details on obtaining
  specific approvals)

o Specific approval is
  needed to use the Fund's
  auditors for "Synergistic" or
  "Unique Qualifications" Other
  Services not denoted as
  pre-approved to the left, or to
  add a specific service
  subcategory as "pre-approved"
------------------------------------- --------------------------

                     SECTION III - POLICY DETAIL, CONTINUED

----------------------- ------------------------- -----------------------------------------------
   SERVICE CATEGORY         SERVICE CATEGORY        SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
                              DESCRIPTION
----------------------- ------------------------- -----------------------------------------------
PROHIBITED  SERVICES    Services which result     1. Bookkeeping or other services
                        in the auditors losing       related to the accounting records or
                        independence status          financial statements of the audit
                        under the Rule.              client*
                                                  2. Financial information systems design
                                                     and implementation*
                                                  3. Appraisal or valuation services,
                                                     fairness* opinions, or
                                                     contribution-in-kind reports
                                                  4. Actuarial services (i.e., setting
                                                     actuarial reserves versus actuarial
                                                     audit work)*
                                                  5. Internal audit outsourcing services*
                                                  6. Management functions or human
                                                     resources
                                                  7. Broker or dealer, investment
                                                     advisor, or investment banking services
                                                  8. Legal services and expert services
                                                     unrelated to the audit
                                                  9. Any other service that the Public
                                                     Company Accounting Oversight Board
                                                     determines, by regulation, is
                                                     impermissible
----------------------- ------------------------- -----------------------------------------------
------------------------------------------- ------------------------------
     AUDIT COMMITTEE APPROVAL POLICY               AUDIT COMMITTEE
                                                  REPORTING POLICY
------------------------------------------- ------------------------------
o These services are not to be              o A summary of all
  performed with the exception of the(*)      services and related
  services that may be permitted              fees reported at each
  if they would not be subject to audit       regularly scheduled
  procedures at the audit client (as          Audit Committee meeting
  defined in rule 2-01(f)(4)) level           will serve as continual
  the firm providing the service.             confirmation that has
  				              not provided any
                                              restricted services.
------------------------------------------- ------------------------------

--------------------------------------------------------------------------------
GENERAL AUDIT COMMITTEE APPROVAL POLICY:
o For all projects, the officers of the Funds and the Fund's auditors will each make an assessment to determine that any proposed projects will not impair independence.

o Potential services will be classified into the four non-restricted service categories and the "Approval of Audit, Audit-Related, Tax and Other Services" Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

o At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

--------------------------------------------------------------------------------


    (2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

    N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrant's audit committee of the board of trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

N/A


ITEMS 5-6. [RESERVED]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company's investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company's investment adviser, or any other third party, that the company uses, or that are used on the company's behalf, to determine how to vote proxies relating to portfolio securities.

Not applicable to open-end management investment companies.


ITEM 8. [RESERVED]


ITEM 9. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-2(c) under the Act (17 CFR 270.30a-2(c))) based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph.

The registrant's principal executive officer and principal financial officer have concluded, that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose whether or not there were significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

There were no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.


ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.



(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.

                                   SIGNATURES

                          [See General Instruction F]


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


(Registrant) Pioneer America Income Trust


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date  August 25, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date August 25, 2004


By (Signature and Title)* /s/ Vincent Nave
Vincent Nave, Treasurer

Date August 25, 2004

* Print the name and title of each signing officer under his or her signature.